Six Circles Managed Equity Portfolio International Unconstrained Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Six Circles Managed Equity Portfolio International Unconstrained Fund | Six Circles Managed Equity Portfolio International Unconstrained Fund
Prospectus [Line Items]
Annual Return [Percent]	33.34%	2.62%	20.05%	(12.54%)	19.76%	9.25%